Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
•A list of the most important financial performance measures that in the Compensation and Human Capital Committee used in 2023 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;
•A table that compares the total compensation of our named executive officers (“NEOs”) as presented in the Summary Compensation Table (“SCT”) to CAP and that compares CAP to specified performance measures; and
•Graphs that describe:
◦the relationship between our total shareholder return (“TSR”) and the TSR of the Dow Jones U.S. Auto Parts Index (“Peer Group TSR”); and
◦the relationships between CAP and our cumulative TSR, GAAP Net Income, and our Company-selected measure, Adjusted Diluted EPS.

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 26 to 40 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.

Performance Measures Used for Linking Pay and Performance

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Each metric below is used for purposes of determining payouts under either our CIP or vesting of our PSU-2s. Please see the Compensation Discussion and Analysis for a further description of these metrics and how they are used in the Company’s executive compensation program.

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Adjusted Diluted EPS was selected as the Company-selected measure for the Pay versus Performance table that follows because this performance measure has the strongest alignment with the key attributes of our operating plan and drives the creation of long-term shareholder value. For more information on the calculation of adjusted diluted EPS, see footnote 8 to the Pay Versus Performance Table.
Pay Versus Performance Table

Below is the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer) and the average of our NEOs other than the CEO for 2023, 2022, 2021, and 2020.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ mil.)(7)	Adjusted Diluted EPS (8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$12,189,021	$10,962,088	$3,402,781	$3,111,223	$140	$105	$938	$3.98
2022	$10,740,892	$11,905,149	$2,982,991	$2,761,619	$153	$105	$1,150	$3.95
2021	$9,445,636	$17,406,173	$3,049,150	$5,627,834	$169	$142	$1,092	$3.94
2020	$7,843,673	$7,733,481	$2,513,288	$2,401,479	$99	$118	$640	$2.68
(1)    The amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer, Dominick Zarcone, for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)    CAP to our CEO is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO

Year	Summary Compensation Table Total for CEO	Minus Summary Compensation Table Value of Equity Granted to CEO	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Granted and Vested During the Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year	Minus Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year	CEO CAP*
2023	$12,189,021	$(5,800,064)	$4,978,226	$(273,069)	$—	$(132,026)	$—	$10,962,088
2022	$10,740,892	$(5,000,075)	$5,564,237	$1,513,443	$—	$(913,348)	$—	$11,905,149
2021	$9,445,636	$(4,200,026)	$6,584,867	$3,622,781	$—	$1,952,915	$—	$17,406,173
2020	$7,843,673	$(3,750,034)	$3,987,653	$(36,312)	$—	$(311,499)	$—	$7,733,481
*    The fair value of RSUs used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of PSUs used to calculate CAP assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted diluted EPS, organic parts and services revenue growth, and average ROIC, which were performance measures in our 2020, 2021, 2022, and 2023 PSU awards) and includes the cash value of accrued dividends.
(3)    For 2023, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, and Mr. Hanley; for 2022 other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Franz, Mr. Jude, Mr. Hanley, and Mr. McKay and for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
(4)    Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:
Reconciliation of SCT to CAP for Other NEOs

Year	Average Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Granted to Other NEOs	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Granted and Vested During the Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year	Minus Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year	Average Other NEOs CAP*
2023	$3,402,781	$(1,316,317)	$1,129,802	$(89,585)	$—	$(15,458)	$—	$3,111,223
2022	$2,982,991	$(1,354,239)	$1,286,551	$241,235	$6,692	$(218,691)	$(182,920)	$2,761,619
2021	$3,049,150	$(1,162,555)	$1,822,671	$1,226,458	$—	$692,110	$—	$5,627,834
2020	$2,513,288	$(1,162,538)	$1,205,190	$(17,851)	$—	$(136,610)	$—	$2,401,479
*    The fair value of RSUs used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of PSUs used to calculate CAP assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted diluted EPS, organic parts and services revenue growth, and average ROIC, which were performance measures in our 2020, 2021, 2022, and 2023 PSU awards) and includes the cash value of accrued dividends.
(5)    Represents the cumulative TSR of LKQ for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative TSR of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(7)    LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
(8)    LKQ’s Adjusted Diluted EPS, which is the Company-selected measure, as calculated for purposes of our PSU-2s and Cash-based LTI for the applicable fiscal year. We define Adjusted Diluted EPS as GAAP Diluted EPS adjusted for certain items as specified by the Compensation and Human Capital Committee at the time the LTI targets were established. Such adjustments relate to currency exchange rates; asset impairments; restructuring and acquisition expenses; gains and losses related to acquisitions and divestitures; atypical environmental and legal losses; amortization expense of acquired intangibles; change in fair value of contingent consideration liabilities; results of discontinued operations; other extraordinary, unusual or infrequently occurring items; and certain other minor adjustments.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	For 2023, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, and Mr. Hanley; for 2022 other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Franz, Mr. Jude, Mr. Hanley, and Mr. McKay and for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
PEO Total Compensation Amount	$ 12,189,021	$ 10,740,892	$ 9,445,636	$ 7,843,673
PEO Actually Paid Compensation Amount	$ 10,962,088	11,905,149	17,406,173	7,733,481
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of SCT to CAP for CEO

Year	Summary Compensation Table Total for CEO	Minus Summary Compensation Table Value of Equity Granted to CEO	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Granted and Vested During the Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year	Minus Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year	CEO CAP*
2023	$12,189,021	$(5,800,064)	$4,978,226	$(273,069)	$—	$(132,026)	$—	$10,962,088
2022	$10,740,892	$(5,000,075)	$5,564,237	$1,513,443	$—	$(913,348)	$—	$11,905,149
2021	$9,445,636	$(4,200,026)	$6,584,867	$3,622,781	$—	$1,952,915	$—	$17,406,173
2020	$7,843,673	$(3,750,034)	$3,987,653	$(36,312)	$—	$(311,499)	$—	$7,733,481
*    The fair value of RSUs used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of PSUs used to calculate CAP assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted diluted EPS, organic parts and services revenue growth, and average ROIC, which were performance measures in our 2020, 2021, 2022, and 2023 PSU awards) and includes the cash value of accrued dividends.
(3)    For 2023, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, and Mr. Hanley; for 2022 other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Franz, Mr. Jude, Mr. Hanley, and Mr. McKay and for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
(4)    Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Non-PEO NEO Average Total Compensation Amount	$ 3,402,781	2,982,991	3,049,150	2,513,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,111,223	2,761,619	5,627,834	2,401,479
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of SCT to CAP for Other NEOs

Year	Average Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Granted to Other NEOs	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Granted and Vested During the Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year	Minus Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year	Average Other NEOs CAP*
2023	$3,402,781	$(1,316,317)	$1,129,802	$(89,585)	$—	$(15,458)	$—	$3,111,223
2022	$2,982,991	$(1,354,239)	$1,286,551	$241,235	$6,692	$(218,691)	$(182,920)	$2,761,619
2021	$3,049,150	$(1,162,555)	$1,822,671	$1,226,458	$—	$692,110	$—	$5,627,834
2020	$2,513,288	$(1,162,538)	$1,205,190	$(17,851)	$—	$(136,610)	$—	$2,401,479
*    The fair value of RSUs used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of PSUs used to calculate CAP assumes estimated performance results as of the end of each reporting year for financial metrics (adjusted diluted EPS, organic parts and services revenue growth, and average ROIC, which were performance measures in our 2020, 2021, 2022, and 2023 PSU awards) and includes the cash value of accrued dividends.
(5)    Represents the cumulative TSR of LKQ for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative TSR of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(7)    LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
	(8) LKQ’s Adjusted Diluted EPS, which is the Company-selected measure, as calculated for purposes of our PSU-2s and Cash-based LTI for the applicable fiscal year. We define Adjusted Diluted EPS as GAAP Diluted EPS adjusted for certain items as specified by the Compensation and Human Capital Committee at the time the LTI targets were established. Such adjustments relate to currency exchange rates; asset impairments; restructuring and acquisition expenses; gains and losses related to acquisitions and divestitures; atypical environmental and legal losses; amortization expense of acquired intangibles; change in fair value of contingent consideration liabilities; results of discontinued operations; other extraordinary, unusual or infrequently occurring items; and certain other minor adjustments
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR

The graph below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP Net Income

The graph below reflects the relationship between the CEO and Average Other NEO CAP versus our GAAP Net Income for each fiscal year. GAAP net income is not used as a performance measure in any of our executive incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Adjusted Diluted EPS (our Company-Selected Measure)

The graph below reflects the relationship between the CEO and Average Other NEO CAP versus our Adjusted Diluted EPS for each fiscal year. Adjusted Diluted EPS is used as a performance measure in our cash-based LTI and PSU-2s.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR

The graph below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs.

Tabular List [Table Text Block]

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Total Shareholder Return Amount	$ 140	153	169	99
Peer Group Total Shareholder Return Amount	105	105	142	118
Net Income (Loss)	$ 938,000,000	$ 1,150,000,000	$ 1,092,000,000	$ 640,000,000
Company Selected Measure Amount	3.98	3.95	3.94	2.68
PEO Name	Dominick Zarcone	Dominick Zarcone	Dominick Zarcone	Dominick Zarcone
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Parts and Services Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Dollars
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
PEO [Member] | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,800,064)	$ (5,000,075)	$ (4,200,026)	$ (3,750,034)
PEO [Member] | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,978,226	5,564,237	6,584,867	3,987,653
PEO [Member] | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(273,069)	1,513,443	3,622,781	(36,312)
PEO [Member] | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(132,026)	(913,348)	1,952,915	(311,499)
PEO [Member] | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,316,317)	(1,354,239)	(1,162,555)	(1,162,538)
Non-PEO NEO [Member] | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,129,802	1,286,551	1,822,671	1,205,190
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(89,585)	241,235	1,226,458	(17,851)
Non-PEO NEO [Member] | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,692	0	0
Non-PEO NEO [Member] | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,458)	(218,691)	692,110	(136,610)
Non-PEO NEO [Member] | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (182,920)	$ 0	$ 0